Vessels and Equipment - Drydocking activity (Details) - Vessels & Equipment - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Drydocking activity
Balance at the beginning of the year	$ 28,661	$ 40,587
Costs incurred for drydocking	7,592	553
Costs re-allocated to drydocking due to change of contract		2,039
Costs allocated to drydocking as part of acquisition of asset	1,067	910
Drydock amortization as part of sale of asset	(1,526)	(1,490)
Drydock amortization	(7,249)	(13,938)
Balance at the end of the year	$ 28,544	$ 28,661